                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number File No. 811-1144

                       THE FINANCE COMPANY OF PENNSYLVANIA
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

            150 South Independence Mall West, Philadelphia, PA 19106
            --------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

                        Charles E. Mather III, President
            150 South Independence Mall West, Philadelphia, PA 19106
            --------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 215-351-4778

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

                      THE FINANCE COMPANY OF PENNSYLVANIA
                                FOUNDED 1871
                                      LOGO

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2003

                      THE FINANCE COMPANY OF PENNSYLVANIA
                       PUBLIC LEDGER BUILDING, SUITE 630
                        150 SOUTH INDEPENDENCE MALL WEST
                             PHILADELPHIA, PA 19106

                               BOARD OF DIRECTORS
                             Charles E. Mather III

              Shaun F. O'Malley                             Jonathan D. Scott
           Herbert S. Riband, Jr.                          Frank A. Wood, Jr.

                                    OFFICERS
                        Charles E. Mather III, President
                    Frank A. Wood, Jr., Secretary-Treasurer
                   Doranne H. Case, Asst. Secretary-Treasurer
                     Mary Ellen Christ, Assistant Secretary

                      THE FINANCE COMPANY OF PENNSYLVANIA
                       PUBLIC LEDGER BUILDING, SUITE 630
                        150 SOUTH INDEPENDENCE MALL WEST
                             PHILADELPHIA, PA 19106

                                 August 1, 2003

TO OUR SHAREHOLDERS:

     The Semi-annual Report of your Company is enclosed.

     At the Annual Meeting April 16, 2003, Shaun F. O'Malley and Jonathan D. Scott were re-elected Directors for three-year terms. Deloitte & Touche LLP was reappointed as our independent auditors. Cooke & Bieler, L.P. continues as our investment adviser.

     You will note in your financial report that our performance has improved substantially from a year ago.

     In these times of constant market fluctuation, watchfulness and diligence are essential. Your company is aware of this and is acting accordingly.

                                                       /s/ Charles E. Mather III

                                           Charles E. Mather III, President

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2003

ASSETS
INVESTMENTS -- AT MARKET OR FAIR VALUE (NOTE 1):
     SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $1,402,391)...............  $ 1,402,391
     U.S. TREASURY NOTES & BONDS
           (IDENTIFIED COST $6,884,804)...............    7,342,735
     COMMON STOCKS & MUTUAL FUNDS
           (IDENTIFIED COST $11,292,125)
           INCLUDING AFFILIATE (NOTE 2)...............   43,368,409
                                                        -----------
                TOTAL INVESTMENTS.....................   52,113,535
CASH..................................................       35,376
ACCRUED INTEREST AND DIVIDENDS RECEIVABLE.............      140,376
RECEIVABLE SECURITIES SOLD AND PREPAID EXPENSES.......       27,253
OTHER ASSETS..........................................        3,334
                                                        -----------

                TOTAL.................................   52,319,874
                                                        -----------
LIABILITIES
ACCRUED EXPENSES AND TAXES (NOTE 1)...................       13,687
COVERED CALLS WRITTEN AT FAIR VALUE (PREMIUM REC'D
  $83,352) (NOTE 3)...................................       33,875
DIVIDENDS PAYABLE.....................................        6,503
                                                        -----------

                TOTAL.................................       54,065
                                                        -----------
NET ASSETS
NET ASSETS (WITH INVESTMENTS AT MARKET OR FAIR VALUE)
     EQUIVALENT TO $1,059.49 PER SHARE ON SHARES OF
     49,331 $10 PAR VALUE CAPITAL STOCK OUTSTANDING AT
     JUNE 30, 2003 (AUTHORIZED 232,000 SHARES)........  $52,265,809
                                                        ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2003

                         SHORT-TERM SECURITIES -- 2.69%

                                                                        Aggregate
                                                                          Quoted
                      Face Value/                         Identified   Market Price
                    Principal Amount                         Cost        (Note 1)
--------------------------------------------------------  ----------   ------------
      1,367,317         BLACKROCK FED FUND #30..........  $1,367,317    $1,367,317
         25,074         BLACKROCK FED. SEC. FUND #11....      25,074        25,074
         10,000         BLACKROCK TREAS. TRUST FUND
                             #62........................      10,000        10,000
                                                          ----------    ----------

                                TOTAL...................   1,402,391     1,402,391
                                                          ----------    ----------

                    U.S. TREASURY NOTES AND BONDS -- 14.09%

Principal
Amount
---------
        500,000         U.S. TREASURY NOTES 5 3/4% DUE
                             8/15/03....................     499,877       502,812
        500,000         U.S. TREASURY NOTES 5 3/4% DUE
                             8/15/03....................     499,935       502,812
      1,000,000         U.S. TREASURY NOTES 6% DUE
                             8/15/04....................   1,028,234     1,055,313
      1,000,000         U.S. TREASURY NOTES 7 1/4% DUE
                             8/15/04....................   1,017,603     1,069,062
        500,000         U.S. TREASURY NOTES 6 1/2% DUE
                             5/15/05....................     499,382       548,438
        500,000         U.S. TREASURY NOTES 6 3/4% DUE
                             5/15/05....................     507,566       550,781
      1,000,000         U.S. TREASURY NOTES 5 5/8% DUE
                             2/15/06....................     983,344     1,105,938
      1,000,000         U.S. TREASURY NOTES 5 5/8% DUE
                             5/15/08....................   1,031,572     1,147,188
        750,000         U.S. TREASURY NOTES 5 5/8% DUE
                             5/15/08....................     817,291       860,391
                                                          ----------    ----------

                                TOTAL...................   6,884,804     7,342,735
                                                          ----------    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2003

                            COMMON STOCKS -- 83.22%

                                                                        Aggregate
                                                                          Quoted
       Number                                             Identified   Market Price
      of Shares                                              Cost        (Note 1)
---------------------                                     ----------   ------------
                        PETROLEUM AND MINING -- 9.42%
        116,806         EXXON MOBIL CORP. ..............  $  154,159   $ 4,194,504
         16,600         PENN VIRGINIA CORP. ............      10,456       713,800
                                                          ----------   -----------
                                TOTAL...................     164,615     4,908,304
                                                          ----------   -----------
                        BANKING, INSURANCE AND FINANCIAL
                        HOLDING COMPANIES -- 36.38%
         15,000         AON CORP. ......................     271,939       361,200
        343,940         PNC FINANCIAL SERVICES GROUP
                             INC. ......................     207,809    16,787,711
         20,000         MARSH & MCLENNAN COMPANIES
                             INC. ......................     262,439     1,021,400
         20,000         STATE STREET CORP. .............     152,542       788,000
                                                          ----------   -----------
                                TOTAL...................     894,729    18,958,311
                                                          ----------   -----------
                        MANUFACTURING AND DIVERSIFIED -- 18.35%
          5,000         AVON PRODUCTS INC. .............     124,625       311,000
         30,000         ACUITY BRANDS INC. .............     361,545       545,100
            120         BERKSHIRE HATHAWAY B. ..........     255,840       291,600
          5,800         COMPUTER SCIENCES CORP. ........     197,432       221,096
         24,000         DOVER CORP. ....................     215,644       719,040
         18,000         DOW CHEMICAL CO. ...............     116,337       557,280
         12,000         EMERSON ELECTRIC CO. ...........     181,980       613,200
         17,500         GENUINE PARTS CO. ..............     280,027       560,175
         18,000         HARTE HANKS INC. ...............     280,474       342,000
         22,500         HASBRO INC. ....................     271,125       393,525
         10,000         INT'L BUSINESS MACHINES
                             CORP. .....................     256,675       825,000
          6,400         KIMBERLY-CLARK CORP. ...........     295,984       333,696
          8,700         MANPOWER INC. ..................     240,750       322,683
         17,000         MOTOROLA INC. ..................     199,750       160,310
         20,500         PALL CORPORATION................     419,512       461,250
         24,000         PITNEY BOWES INC. ..............     750,286       921,840
         22,500         SNAP-ON INC. ...................     630,468       653,175
         32,000         STEELCASE INC. CL A.............     386,240       376,320
          7,400         3M COMPANY......................     140,170       954,452
                                                          ----------   -----------
                                TOTAL...................   5,604,864     9,562,742
                                                          ----------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2003

                                                                        Aggregate
                                                                          Quoted
       Number                                            Identified    Market Price
      of Shares                                             Cost         (Note 1)
---------------------                                    -----------   ------------
                        DRUGS AND PHARMACEUTICALS -- 5.93%
         10,500         ABBOTT LABORATORIES INC. ......  $   372,716   $   459,480
         15,000         BECTON, DICKINSON & CO. .......      441,067       582,750
         16,000         BRISTOL-MYERS SQUIBB CO. ......      394,711       434,400
         16,000         JOHNSON & JOHNSON..............       88,070       827,200
         13,000         MERCK & CO. INC. ..............      146,402       787,150
                                                         -----------   -----------
                                TOTAL..................    1,442,966     3,090,980
                                                         -----------   -----------
                        ADVERTISING & COMMUNICATIONS -- 3.26%
         13,000         COMCAST CORP. CLASS A
                             SPECIAL...................      247,625       376,870
         40,000         INTERPUBLIC GROUP OF COMPANIES
                             INC. .....................      531,330       535,200
         20,000         VERIZON COMMUNICATIONS INC. ...      178,287       789,000
                                                         -----------   -----------
                                TOTAL..................      957,242     1,701,070
                                                         -----------   -----------
                        FOOD/RETAIL MERCHANDISING -- 3.23%
         18,000         COCA COLA CO. .................       21,581       835,380
         18,100         MCDONALDS CORP. ...............      245,966       399,286
         15,500         WENDY'S INTERNATIONAL INC. ....      266,213       449,035
                                                         -----------   -----------
                                TOTAL..................      533,760     1,683,701
                                                         -----------   -----------
                        ENERGY -- 0.96%
         25,000         DUKE ENERGY CORP. .............      622,550       498,750
                                                         -----------   -----------
                        INTERNATIONAL -- 2.06%
         34,153         ARTISAN INTERNATIONAL FUNDS....      500,000       533,811
         18,255         VANGUARD TOTAL INT'L STOCK
                             INDEX FD. ................      500,000       537,788
                                                         -----------   -----------
                        TOTAL..........................    1,000,000     1,071,599
                                                         -----------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2003

                           COMMON STOCKS -- CONCLUDED

                        DIVERSIFIED HOLDING -- 3.63%
            732         PENNSYLVANIA WAREHOUSING AND
                             SAFE DEPOSIT COMPANY (NOTE
                             2)........................  $    71,399   $ 1,892,952
                                                         -----------   -----------
                                TOTAL COMMON STOCKS....   11,292,125    43,368,409
                                                         -----------   -----------
                                TOTAL INVESTMENTS......  $19,579,320   $52,113,535
                                                         ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2003

INVESTMENT INCOME:
     INCOME:
           DIVIDENDS (INCLUDING DIVIDENDS FROM
             AFFILIATE -- NOTE 2).....................    $  641,152
           INTEREST...................................       178,483
                                                          ----------
                TOTAL.................................       819,635
     EXPENSES:
           COMPENSATION..................  $    57,875
           TAXES OTHER THAN INCOME
             TAXES.......................       17,854
           DIRECTORS' FEES...............       30,125
           INVESTMENT ADVISORY FEES (NOTE
             6)..........................       43,483
           LEGAL.........................        7,500
           AUDITING & ACCOUNTING.........       27,210
           CUSTODIAN.....................        6,125
           INSURANCE.....................       13,560
           OTHER OFFICE AND
             ADMINISTRATIVE..............       18,745
                                           -----------
                TOTAL.................................       222,477
                                                          ----------
     NET INVESTMENT INCOME............................       597,158
                                                          ----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (NOTE 4):
     REALIZED GAIN FROM SECURITY
           TRANSACTIONS (EXCLUDING
           SHORT-TERM INVESTMENTS):
           PROCEEDS FROM SALES...........  $ 1,825,871
           COST OF SECURITIES SOLD.......    1,027,769
                                           -----------
                NET REALIZED GAIN.....................       798,102
     UNREALIZED APPRECIATION OF
        INVESTMENTS:
           AT JANUARY 1, 2003............   28,820,830
           AT JUNE 30, 2003..............   32,583,692
                                           -----------
     INCREASE IN NET UNREALIZED APPRECIATION..........     3,762,862
                                                          ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.......     4,409,710
CAPITAL GAINS TAX PAYABLE ON BEHALF OF SHAREHOLDERS
  (NOTE 1)............................................            --
                                                          ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS..........................................    $5,158,122
                                                          ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE
                          YEAR ENDED DECEMBER 31, 2001

                                               2002          2001
                                            -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
     NET INVESTMENT INCOME................  $   597,158   $ 1,288,183
     NET REALIZED GAIN ON INVESTMENTS.....      798,102     1,002,251
     DECREASE IN NET UNREALIZED
        APPRECIATION ON INVESTMENTS.......    3,762,862    (8,945,107)
     CAPITAL GAINS TAX PAYABLE ON BEHALF
        OF SHAREHOLDERS (NOTE 1)..........           --      (127,675)
                                            -----------   -----------
     NET DECREASE IN NET ASSETS RESULTING
        FROM OPERATIONS...................    5,158,122    (6,782,348)
     UNDISTRIBUTED INVESTMENT INCOME
        INCLUDED IN PRICE OF SHARES
        REDEEMED..........................       (2,584)       (7,357)
     REALIZED GAIN FROM SECURITY
        TRANSACTIONS INCLUDED IN PRICE OF
        SHARES REDEEMED...................       (2,142)       (7,715)
     DIVIDENDS TO SHAREHOLDERS FROM NET
        INVESTMENT INCOME.................     (346,007)   (1,455,188)
CAPITAL SHARE TRANSACTIONS:
     (EXCLUSIVE OF AMOUNTS ALLOCATED TO
        INVESTMENT INCOME AND NET REALIZED
        GAIN FROM SECURITY TRANSACTIONS)
        (NOTE 1):
           COST OF SHARES OF CAPITAL STOCK
             REDEEMED.....................     (278,640)     (689,716)
                                            -----------   -----------
     TOTAL DECREASE IN NET ASSETS.........    4,528,749    (8,942,324)
NET ASSETS:
     BEGINNING OF YEAR....................   47,737,060    56,679,384
                                            -----------   -----------
     END OF YEAR [INCLUDING UNDISTRIBUTED
        NET INVESTMENT INCOME (LOSS) OF
        $130,783 AND $(269,039)
        RESPECTIVELY].....................  $52,265,809   $47,737,060
                                            ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                         NOTES TO FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2003
                                  (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES
     The Company is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. There were 268 shares of capital stock redeemed during the period ended June 30, 2003.
     For the six months ended June 30, 2003, the Company distributed portfolio securities with a fair market value of $137,668 and a cost of $1,701. The related gain of $135,967 has been included in Realized Gain from Security Transactions in the Company's Statement of Operations.
     The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.
Portfolio Valuation
     Investments are valued using published bid quotes as of June 30, 2003. Costs used to determine realized gain or loss from securities transactions are those of the specific securities sold. Investments in non-marketable securities are valued at fair value as determined by the Board of Directors (see Note 2). Federal Income Taxes
     No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of the Internal Revenue Code. As such, the Company is paying the applicable Federal capital gains tax for shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.
Equalization
     The Company follows the accounting practices known as "equalization" by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed income per share is unaffected by Company shares redeemed. Similarly, on

                                  (UNAUDITED)

redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.
Use of Estimates
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.
Other
     As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
Reclassifications
     Certain reclassifications have been made to the 2002 Statement of Changes in Net Assets to conform to the 2003 presentation.
2. NON-MARKETABLE SECURITY OF AFFILIATE
     There is no ready market for the below listed security. Fair value is established by the Board of Directors of The Finance Company of Pennsylvania.
     The Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at the time of public sale of any of these shares the Company would be deemed a "control person," it would be necessary to register said shares under the Securities Act of 1933 prior to their sale.

                                June 30, 2003               6 Months
                      ---------------------------------   Ended 6/30/03
                      Percent   Identified      Fair        Dividend
Shares                 Owned       Cost        Value         Income
------                -------   ----------   ----------   -------------
732     Pennsylvania
        Warehousing
        and Safe
        Deposit
        Company       16.94%     $71,399     $1,892,952      $36,600
                      ======     =======     ==========      =======

                                  (UNAUDITED)

3. COVERED CALLS WRITTEN
     At June 30, 2003, the Company has written covered calls as follows:

                           Expiration   Exercise   Shares Subject    Fair
Common Stock                  Date       Price        to Call        Value
------------               ----------   --------   --------------    -----
Int'l. Business Machines
  Corp. .................    7/18/03    $115.00         3,000       $   150
3M Company ..............    7/18/03     130.00         4,000         6,200
Comcast Corp. Class A
  Special ...............    7/18/03      32.50         6,500           650
3M Company ..............   10/21/03     135.00         3,400         9,690
Avon Products Inc. ......   10/17/03      65.00         5,000         8,750
Verizon Communications,
  Inc. ..................   10/17/03      42.50         6,600         2,310
Genuine Parts Co. .......   11/22/03      35.00        17,500         6,125
                                                                    -------
                                                                    $33,875
                                                                    =======

     For the six months ended June 30, 2003, the Company recognized $6,250 in realized gains in connection with expired written call options. Such amount has been recorded in realized gains from security transactions in the Company's Statement of Operations.
4. PURCHASES AND SALES OF SECURITIES
     The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold for the six months ended June 30, 2003 (excluding U.S. Government short-term securities) were:

                               Historical                     Cost of
                                 Cost of     Proceeds from   Securities
                               Investments     Sales and      Sold and
                                Purchased     Maturities      Matured
                               -----------   -------------   ----------
Common stocks................  $1,725,651     $1,681,953     $1,026,068
Short-term securities........   2,349,526      1,692,523      1,692,523
                               ----------     ----------     ----------
     Total...................  $4,075,177     $3,374,476     $2,718,591
                               ==========     ==========     ==========

     The amounts above do not include the market value and cost of shares distributed in connection with redemptions. During 2003, the company distributed common stock with value of $137,668 and cost of $1,701.

                                  (UNAUDITED)

5. LEASE
     The Company rents office space under a lease expiring in April 2004. The lessor Company's President also serves on the Board of Directors of the Company. Minimum annual rental for this space is $6,500.

6. OTHER INFORMATION FOR THE SIX MONTHS ENDED
   JUNE 30, 2003
     Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of officers amounted to $57,875.

     Investment advisory fees payable monthly to Cooke & Bieler, Inc. are based on the monthly closing portfolio value, less the value of certain investments at an annual rate of .5 of 1%.

                        CONDENSED FINANCIAL INFORMATION

Selected data for each share of capital stock outstanding throughout each period:

                                   Six Months
                                 Ended June 30,             Years Ended December 31,
                                 --------------   ---------------------------------------------
                                      2003          2002        2001        2000        1999
                                 --------------------------------------------------------------
Investment income.............     $   16.47      $   34.46   $   37.15   $   38.41   $   34.49
Expenses......................          4.47           8.92        8.86        8.64        8.10
                                   ---------      ---------   ---------   ---------   ---------
Net investment income.........         12.00          25.54       28.29       29.77       26.39
Dividends from net investment
  income......................         (7.00)        (29.25)     (36.23)     (31.57)     (26.48)
Net realized gain (loss) and
  increase (decrease) in
  unrealized appreciation.....         92.03        (161.28)    (144.54)     241.61      (27.25)
                                   ---------      ---------   ---------   ---------   ---------
Net increase (decrease) in net
  assets value................         97.03        (164.99)    (152.48)     239.81      (27.34)
Net assets value:
  Beginning of year...........        962.46       1,127.45    1,279.93    1,040.12    1,067.46
                                   ---------      ---------   ---------   ---------   ---------
  End of year.................     $1,059.49      $  962.46   $1,127.45   $1,279.93   $1,040.12
                                   =========      =========   =========   =========   =========
Annual ratio of expenses to
  average net assets..........          0.90%          0.84%       0.74%       0.78%       0.74%
Annual ratio of net investment
  income to average net
  assets......................          2.43%          2.42%       2.36%       2.61%       2.40%
Annual portfolio turnover
  rate........................          4.28%         11.73%       4.46%      13.01%       6.31%
Number of shares outstanding
  at end of period in
  thousands...................            49             49          50          51          55

     Certain reclassifications have been made to the prior year amounts and percentages to conform to the 2003 presentation.

                    CHANGES IN THE PORTFOLIO OF INVESTMENTS
                     (EXCLUSIVE OF SHORT-TERM INVESTMENTS)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003
                                  (UNAUDITED)

                                   PURCHASES

                                            Changes       Balance
                                             During       June 30,
                                           the Period       2003
                                           ----------   ------------
                                               Number of Shares
                                           -------------------------
Abbott Laboratories Inc. ................      2,500        10,500
Berkshire Hathaway B.....................        120           120
Interpublic Group of Companies Inc.......     20,000        40,000
Kimberly-Clark Corp......................      6,400         6,400
Manpower Inc. ...........................      8,700         8,700
McDonalds Corp. .........................     18,100        18,100
Steelcase Inc. Class A...................     32,000        32,000

                                     SALES

                                               Number of Shares
                                           -------------------------
Abbott Laboratories Inc. ................      2,500        10,500
Avon Products Inc. ......................     11,000         5,000
Interpublic Group of Companies Inc. .....     20,000        40,000
Penn Virginia Corp. .....................      3,400        16,600
PNC Financial Services Group Inc. .......      2,835       343,940
Steelcase Inc. Class A...................     32,000        32,000
Wendy's International Inc. ..............      6,500        15,500

                    OTHER INFORMATION RELATING TO THE ANNUAL
                              SHAREHOLDERS MEETING

     Of 49,528 shares of common stock of the company outstanding and entitled to vote, a total of 46,680 were represented either in person or by proxy at the annual shareholders meeting held on April 16, 2003.

     Votes totaling 46,680 were cast for both Shaun F. O'Malley and Jonathan D. Scott to serve as directors of the company for a three-year period.

ITEM 2. CODE OF ETHICS.

Not required at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. RESERVED.

ITEM 9. CONTROLS AND PROCEDURES.

(a) The PRESIDENT and SECRETARY-TREASURER of The Finance Company of Pennsylvania ("Registrant") have evaluated the disclosure controls and procedures (as defined in Rule 30a-2(c)) of the Registrant within 90 days of the filing date of this Form N-CSR and they believe that the disclosure controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

      (a) Not applicable.

      (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
             -----------------------------

By: /s/ Charles E. Mather III
    ---------------------------
Charles E. Mather III
President

Date: 8/1/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Charles E. Mather III
    ---------------------------
    Charles E. Mather III
    President

Date: 8/1/03


By: /s/ Frank A. Wood, Jr.
    ---------------------------
    Frank A. Wood, Jr.
    Secretary-Treasurer


Date: 8/1/03